CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Premiums (net of reinsurance ceded of $94, $139 and $138)	$ 618	$ 677	$ 704
Contract charges, other revenue	675	682	695
Net investment income	1,242	1,411	1,585
Realized capital gains and losses	266	341	(175)
Total revenues	2,835	3,153	2,847
Costs and expenses
Contract benefits (net of reinsurance ceded of $176, $187 and $249)	1,729	1,481	1,446
Interest credited to contractholder funds (net of reinsurance ceded of $44, $40 and $44)	579	585	601
Amortization of deferred policy acquisition costs	147	180	146
Operating costs and expenses	229	249	271
Restructuring and related charges	5	1	2
Interest expense	7	5	5
Total costs and expenses	2,696	2,501	2,471
Gain on disposition of operations	4	6	6
Income from operations before income tax expense	143	658	382
Income tax expense	7	128	17
Net income	136	530	365
Other comprehensive income (loss), after-tax
Change in unrealized net capital gains and losses	282	679	(354)
Change in unrealized foreign currency translation adjustments	10	(17)	0
Other comprehensive income (loss), after-tax	292	662	(354)
Comprehensive income	428	1,192	11
Other revenue
Revenues
Contract charges, other revenue	$ 34	$ 42	$ 38